Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

6.    SHORT-TERM BORROWINGS

On November 17, 2017, we entered into a new $2.0 billion unsecured revolving credit facility (2017 Credit Facility) to be used for working capital and general corporate purposes, issuances of letters of credit and support for any commercial paper issuances.  We may request increases in our borrowing capacity in increments of not less than $100 million, not to exceed $400 million in the aggregate, provided certain conditions are met, including lender approvals.  The 2017 Credit Facility has a five-year term expiring in November 2022 and gives us the option of requesting up to two one-year extensions, with such extensions subject to certain conditions and lender approvals.  The 2017 Credit Facility replaced our previous $2.0 billion secured revolving credit facility (previous credit facility), which was terminated in connection with our entrance into the 2017 Credit Facility.   Borrowings under our previous credit facility were secured with the lien of the Deed of Trust discussed in Note 7 below.  Borrowings are classified as short-term on the balance sheet.

At December 31, 2017, we had outstanding borrowings under the 2017 Credit Facility totaling $950 million with an interest rate of 2.62% per annum and outstanding letters of credit totaling $9 million.  At December 31, 2016, we had outstanding borrowings under our previous credit facility totaling $789 million with an interest rate of 1.72% and outstanding letters of credit totaling $7 million.

Borrowings under the 2017 Credit Facility bear interest at per annum rates equal to, at our option, (i) adjusted LIBOR plus a spread ranging from 0.875% to 1.50% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the federal funds effective rate plus 0.50%, and (3) adjusted LIBOR plus 1.00%) plus a spread ranging from 0.00% to 0.50% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt.  At December 31, 2017, all outstanding borrowings bore interest at LIBOR plus 1.125%.  Amounts borrowed under the 2017 Credit Facility, once repaid, can be borrowed again from time to time.

An unused commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate equal to 0.075% to 0.225% (such spread depending on certain credit ratings assigned to our senior secured debt) of the daily unused commitments under the 2017 Credit Facility.  Letter of credit fees on the stated amount of letters of credit issued under the 2017 Credit Facility are payable to the lenders quarterly in arrears and upon termination at a rate per annum equal to the spread over adjusted LIBOR.  Customary fronting and administrative fees are also payable to letter of credit fronting banks.  At December 31, 2017, letters of credit bore interest at 1.325%, and a commitment fee (at a rate of 0.125% per annum) was payable on the unfunded commitments under the 2017 Credit Facility, each based on our current credit ratings.

Under the terms of the 2017 Credit Facility, the commitments of the lenders to make loans to us are several and not joint.  Accordingly, if any lender fails to make loans to us, our available liquidity could be reduced by an amount up to the aggregate amount of such lender’s commitments under the facility.

Subject to the limitations described below, borrowing capacity available under the 2017 Credit Facility at December 31, 2017 was $1.041 billion, and borrowing capacity under our previous credit facility at December 31, 2016 was $1.204 billion and could be fully drawn.

The 2017 Credit Facility contains customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things: incurring certain additional liens (not including liens relating to obligations secured pursuant to our Deed of Trust, which are permitted); entering into mergers and consolidations; sales of substantial assets and acquisitions and investments in subsidiaries.  In addition, the 2017 Credit Facility requires that we maintain a consolidated senior debt-to-capitalization ratio of no greater than 0.65 to 1.00 and observe certain customary reporting requirements and other affirmative covenants.  For purposes of the ratio, debt is calculated as indebtedness defined in the 2017 Credit Facility (principally, the sum of long-term debt, any capital leases, short-term debt and debt due currently in accordance with GAAP).  Capitalization is calculated as membership interests determined in accordance with GAAP plus indebtedness described above.  At December 31, 2017, we were in compliance with this and all other covenants.